INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	Aug. 31, 2024	Aug. 31, 2023
Disclosure of income tax [Abstract]
Aggregate amount of taxable temporary differences associated with investments in subsidiaries	$ 17.9	$ 0.0